PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor
Type
Value	$ 41,885
Release date
Orix Aviation Systems Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Three letters of credit
Value	$ 12,198
Release date	Jan. 20, 2022
Merlin Aviation Leasing (Ireland) 18 Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	Two letters of credit
Value	$ 3,852
Release date	Mar. 15, 2022
RB Comercial Properties 49 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of letters of credit related assets [Line Items]
Debtor
Type
Value	$ 25,835
Release date